Disclosure of detailed information about equipment (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	CAD 3,601,178
Property, plant and equipment at end of period	4,983,074	CAD 3,601,178
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	4,644,320	1,581,463
Additions	2,206,276	3,062,857
Disposals	(29,300)
Property, plant and equipment at end of period	6,821,296	4,644,320
Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,043,142	393,932
Depreciation	799,475	649,210
Disposals	(4,395)
Property, plant and equipment at end of period	1,838,222	1,043,142
Field equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,113,183
Property, plant and equipment at end of period	3,096,420	2,113,183
Field equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,756,640	1,237,013
Additions	1,490,880	1,519,627
Disposals	(29,300)
Property, plant and equipment at end of period	4,218,220	2,756,640
Field equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	643,457	305,114
Depreciation	482,738	338,343
Disposals	(4,395)
Property, plant and equipment at end of period	1,121,800	643,457
Leasehold improvements [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	167,328
Property, plant and equipment at end of period	124,642	167,328
Leasehold improvements [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	215,172	183,034
Additions	0	32,138
Disposals	0
Property, plant and equipment at end of period	215,172	215,172
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	47,844	6,101
Depreciation	42,686	41,743
Disposals	0
Property, plant and equipment at end of period	90,530	47,844
Road [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,119,805
Property, plant and equipment at end of period	1,511,560	1,119,805
Road [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	1,282,890	0
Additions	490,695	1,282,890
Disposals	0
Property, plant and equipment at end of period	1,773,585	1,282,890
Road [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	163,085	0
Depreciation	98,940	163,085
Disposals	0
Property, plant and equipment at end of period	262,025	163,085
Computing equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	42,469
Property, plant and equipment at end of period	107,663	42,469
Computing equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	109,648	65,490
Additions	125,938	44,158
Disposals	0
Property, plant and equipment at end of period	235,586	109,648
Computing equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	67,179	42,259
Depreciation	60,744	24,920
Disposals	0
Property, plant and equipment at end of period	127,923	67,179
Software [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	158,393
Property, plant and equipment at end of period	142,789	158,393
Software [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	279,970	95,926
Additions	98,763	184,044
Disposals	0
Property, plant and equipment at end of period	378,733	279,970
Software [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	121,577	40,458
Depreciation	114,367	81,119
Disposals	0
Property, plant and equipment at end of period	CAD 235,944.000	CAD 121,577